Deferred Policy Acquisition Costs (Tables)	9 Months Ended
Sep. 30, 2017
Deferred Policy Acquisition Costs Disclosures [Abstract]
Deferred policy acquisition costs details
A progression of deferred policy acquisition costs is presented below (in millions):

	Deferred Costs	Sales Inducements	PVFP	Subtotal	Unrealized (*)	Total
Balance at December 31, 2013	$860	$147	$77	$1,084	$(336)	$748
Additions	198	8	—	206	—	206
Amortization:
Periodic amortization	(128)	(26)	(11)	(165)	—	(165)
Annuity unlocking	(22)	(1)	—	(23)	—	(23)
Included in realized gains	2	1	—	3	—	3
Change in unrealized	—	—	—	—	(189)	(189)
Balance at December 31, 2014	910	129	66	1,105	(525)	580

Additions	224	11	—	235	—	235
Amortization:
Periodic amortization	(159)	(26)	(11)	(196)	—	(196)
Annuity unlocking	31	4	—	35	—	35
Included in realized gains	8	1	—	9	—	9
Change in unrealized	—	—	—	—	291	291
Balance at December 31, 2015	1,014	119	55	1,188	(234)	954

Additions	229	9	—	238	—	238
Amortization:
Periodic amortization	(168)	(24)	(9)	(201)	—	(201)
Annuity unlocking	25	4	—	29	—	29
Included in realized gains	6	2	—	8	—	8
Change in unrealized	—	—	—	—	(31)	(31)
Balance at December 31, 2016	1,106	110	46	1,262	(265)	997

Additions (unaudited)	177	3	—	180	—	180
Amortization:
Periodic amortization (unaudited)	(121)	(14)	(6)	(141)	—	(141)
Included in realized gains (unaudited)	6	1	—	7	—	7
Change in unrealized (unaudited)	—	—	—	—	(193)	(193)
Balance at September 30, 2017 (unaudited)	$1,168	$100	$40	$1,308	$(458)	$850

(*)	Unrealized adjustments to DPAC includes net unrealized gains/losses on securities and net unrealized gains/losses on cash flow hedges.